Common Stock and Stockholders' Equity (Deficit) - Assumptions Used to Estimate Fair Value of Stock Options Granted to Employees (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Dividend rate	0.00%	0.00%	0.00%
Stock Options | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected volatility	54.00%	50.00%	57.00%
Risk-free interest rate	1.75%	0.63%	0.68%
Expected term (in years)	6 years 7 days	4 years 5 months 19 days	5 years 3 months 11 days
Stock Options | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected volatility	56.00%	63.00%	59.00%
Risk-free interest rate	2.02%	2.02%	1.47%
Expected term (in years)	6 years 6 months	6 years 3 months 7 days	6 years 3 months 7 days